Deferred income tax - Deferred tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements of deferred tax assets
Deferred tax assets, Opening balance	¥ 355,303	¥ 370,040	¥ 276
Acquisition of subsidiary (Note 33)	4,625	7,857
Recognized in the profit or loss	63,858	(22,594)	369,764
Deferred tax assets, Closing balance	423,786	355,303	370,040
Tax losses
Movements of deferred tax assets
Deferred tax assets, Opening balance	123,327	294,604
Acquisition of subsidiary (Note 33)	4,625	7,857
Recognized in the profit or loss	52,190	(179,134)	294,604
Deferred tax assets, Closing balance	180,142	123,327	294,604
Accelerated amortization of intangible assets
Movements of deferred tax assets
Deferred tax assets, Opening balance	208,708	57,203
Recognized in the profit or loss	9,348	151,505	57,203
Deferred tax assets, Closing balance	218,056	208,708	57,203
Contract liabilities
Movements of deferred tax assets
Deferred tax assets, Opening balance	13,144	6,551
Recognized in the profit or loss	(5,526)	6,593	6,551
Deferred tax assets, Closing balance	7,618	13,144	6,551
Others
Movements of deferred tax assets
Deferred tax assets, Opening balance	10,124	11,682	276
Recognized in the profit or loss	7,846	(1,558)	11,406
Deferred tax assets, Closing balance	¥ 17,970	¥ 10,124	¥ 11,682